Hedging Financial Instruments	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Hedging Financial Instruments
11.	HEDGING FINANCIAL INSTRUMENTS

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets- current

Fair value hedges
Interest rate futures contracts	$-	$11.0

Financial liabilities- current

Fair value hedges
Interest rate futures contracts	$43.8	$-
Hedges of net investments in foreign operations
Bank loans	27,290.4	-

	$27,334.2	$-

Fair value hedge
The Company entered into interest rate futures contracts, which are used to partially hedge against the fair value changes caused by interest rate fluctuation in the Company’s fixed income investments. The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%.

On the basis of economic relationships, the value of the interest rate futures contracts and the value of the hedged financial assets change in opposite directions in response to movements in interest rates.
The main source of hedge ineffectiveness in these hedging relationships is the credit risk of the hedged financial assets, which is not reflected in the fair value of the interest rate futures contracts. No other sources of ineffectiveness have emerged from these hedging relationships during the hedging period. Amount of hedge ineffectiveness recognized in profit or loss is classified under other gains and losses, net.
The following tables summarize the information relating to the hedges of interest rate risks.
December 31, 2023

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity

Interest rate futures contracts - US Treasury futures	US$ 48.6	March 2024

Hedged Items	Asset Carrying Amount NT$ (In Millions)	Accumulated Amount of Fair Value Hedge Adjustments NT$ (In Millions)

Financial assets at FVTOCI	$ 3,959.5	$ 43.8
December 31, 2024

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity

Interest rate futures contracts - US Treasury futures	US$ 40.4	March 2025

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets at FVTOCI	$ 3,129.2	$ (11.0)
The effect for the years ended December 31, 2022, 2023 and 2024 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Hedging Instruments
Interest rate futures contracts - US Treasury futures	$284.0	$20.5	$174.1

Hedged Items
Financial assets at FVTOCI	(284.0)	(20.5)	(174.1)

	$-	$-	$-

Cash flow hedge
The Company entered into forward contracts to partially hedge foreign exchange rate risks or interest rate risks associated with certain highly probable forecast transactions (capital expenditures or issuance of debts). The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%. The forward contracts have maturities of 12 months or less.
On the basis of economic relationships, the Company expects that the value of forward contracts and the value of hedged transactions will change in opposite directions in response to movements in foreign exchange rates or interest rates.
The main source of hedge ineffectiveness in these hedging relationships is driven by the effect of the counterparty’s own credit risk on the fair value of forward contracts. No other sources of ineffectiveness emerged from these hedging relationships during the hedging period. Refer to Note 21(d) for gain or loss arising from changes in the fair value of hedging instruments and hedged item affects profit or loss, and the amount transferred to initial carrying amount of hedged items.
The effect for the years ended December 31, 2022, 2023 and 2024 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Hedging Instruments
Forward exchange contracts (capital expenditures)	$-	$39.9	$5.0

Forward interest rate contracts (issuance of debts)	$1,379.1	$-	$-

Hedged Items
Forecast transaction (capital expenditures)	$-	$(39.9)	$(5.0)

Forecast transaction (issuance of debts)	$(1,379.1)	$-	$-

Hedges of net investments in foreign operations
TSMC has designated the bank loans denominated in foreign currency as a hedge of net investments in foreign operations to manage its foreign currency risk arising from investment in overseas subsidiaries.
The main source of hedge ineffectiveness in these hedging relationships is driven by the material difference between the notional amount of bank loans denominated in foreign currency and the net investment in foreign operations. No other sources of ineffectiveness have emerged from these hedging relationships during the hedging period. Refer to Note 21 (d) for gain or loss arising from changes in the fair value of hedging instruments.

The following tables summarize the information relating to the hedges of net investments in foreign operations.
December 31, 2023

Hedging Instruments	Contract Amount (In Millions)	Annual Interest Rate	Maturity	Balance in Other Equity (Continuing Hedges)

Bank loans	JPY 124,500.0	0%	Due by April 2024	$618.2
The effect for the years ended December 31, 2023 and 2024 is detailed below:

	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
Hedging Instruments/Hedged Items	2023	2024
	NT$	NT$
	(In Millions)	(In Millions)
Hedging Instruments
Bank loans	$618.2	$793.8

Hedged Items
Net investments in foreign operations	$(618.2)	$(793.8)